Trade and other payables - Schedule of trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other payables	$ 1,392	$ 0
Derivatives	188	0
Total non-current other payables	1,580	0
Trade payables	80,180	22,296
Accrued expenses	29,547	24,826
Accrued payroll	3,180	2,662
Dividends payable	108	538
Deferred income	70,322	27,367
Other payables	8,453	1,902
Derivatives	104	0
Total current trade and other payables	$ 191,894	$ 79,591